Debt and Lease Liabilities - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Oct. 06, 2020 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost		$ 11,357,273	$ 12,478,039	$ 10,502,529
Principal amount of long-term credit agreement		106,235,385
Revolving credit facility with a syndicate of banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount of long-term credit agreement							$ 650.0	$ 14,770,694	$ 618.0
Amount drawn under credit facility	$ 14,770,694
Number of days interest is payable	28 days
6.625% Senior Notes due 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount of long-term credit agreement					$ 133.6	$ 200.0
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		136,679,758	133,169,629
New Debt			2,765,943
Payments		(18,400,295)	(3,721,242)
Discontinued operation		(485,362)
New Debt and Leases		590,532	(1,424,507)
Foreign Exchange Income		(4,233,647)	2,563,585
Interest		453,471	477,336
Balance at end of the period		114,604,457	136,679,758	133,169,629
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		126,999,199	123,877,278
New Debt			2,650,000
Payments		(16,709,984)	(1,992,489)
Foreign Exchange Income		(4,053,830)	2,464,410
Balance at end of the period		106,235,385	126,999,199	123,877,278
Satellite transponder lease agreement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		3,457,524	3,818,559
Payments		(494,021)	(460,210)
Foreign Exchange Income		(156,319)	99,175
Balance at end of the period		2,807,184	3,457,524	3,818,559
Other lease agreement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		689,483	728,500
New Debt			115,943
Payments		(205,242)	(186,317)
New Debt and Leases		99,545
Interest		24,464	31,357
Balance at end of the period		608,250	689,483	728,500
Finance Lease Obligations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		5,533,552	4,745,292
Payments		(991,048)	(1,082,226)
Discontinued operation		(485,362)
New Debt and Leases		490,987	(1,424,507)
Foreign Exchange Income		(23,498)
Interest		429,007	445,979
Balance at end of the period		$ 4,953,638	$ 5,533,552	$ 4,745,292